SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lease
Finance lease, 2026	$ 29,475
Operating lease, 2026	695,760
Finance lease, 2027	22,479
Operating lease, 2027	627,892
Finance lease, 2028	13,819
Operating lease, 2028	608,320
Finance lease, 2029	2,905
Operating lease, 2029	576,987
Finance lease, 2030	1,341
Operating lease, 2030	492,909
Finance lease, Thereafter
Operating lease, Thereafter	2,157,322
Finance lease, Total lease payments	70,019
Operating lease, Total lease payments	5,159,190
Finance lease, Less imputed interest	(1,205)
Operating lease, Less imputed interest	(268,342)
Finance lease, Total lease liabilities	68,814
Operating lease, Total lease liabilities	4,890,848
Finance lease, Less current portion	29,292	$ 34,191
Operating lease, Less current portion	650,061	673,221
Finance lease, Non current lease liabilities	39,522	57,283
Operating lease, Non current lease liabilities	$ 4,240,787	$ 4,573,953